Significant Equity Transactions - Additional Information (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2020 shares	May 31, 2020 shares	Nov. 30, 2019 USD ($) shares Vote	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class A Ordinary Shares
Significant Equity Transactions [Line Items]
Shares issued in IPO			18,700,000		18,700,000
Convertible preferred shares	3,794,784	3,794,784		3,794,784
Preferred shares, conversion basis			one-for-one basis
Preferred shares conversion ratio			100.00%
Shares issued upon conversion of preferred shares			20,336,100	3,794,784	29,336,099	9,519,000
Number of voting rights | Vote			1
Class A Ordinary Shares | Average Basis
Significant Equity Transactions [Line Items]
Preferred shares, conversion basis			1-for-1.13
Preferred shares conversion ratio			113.00%
Shares issued upon conversion of preferred shares			8,999,999
Class A1 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares			9,519,000
Class A2 Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares			10,817,100
Series A Preferred Shares
Significant Equity Transactions [Line Items]
Convertible preferred shares			7,938,915		(7,938,915)
Shares issued upon conversion of preferred shares						7,938,915
Class B Ordinary Shares
Significant Equity Transactions [Line Items]
Shares issued upon conversion of preferred shares				(3,794,784)
Number of voting rights | Vote			10
American Depositary Shares ("ADS") | Initial Public Offering
Significant Equity Transactions [Line Items]
Shares issued in IPO			4,675,000
Net proceeds from IPO | $			$ 35.0
American Depositary Shares ("ADS") | Underwriters' Over Allotment Option
Significant Equity Transactions [Line Items]
Shares issued in IPO			300,000
American Depositary Shares ("ADS") | Class A Ordinary Shares
Significant Equity Transactions [Line Items]
Number of ordinary shares representing for each American Depositary shares			4